SHARE-BASED PAYMENT (Tables)	6 Months Ended
Jun. 30, 2024
Share-based Compensation Arrangement by Share-based Payment Award
Schedule of share option granted to employees and directors information

			Weighted	Weighted
		Weighted	average	average
		average	grant date	remaining	Aggregated
	Number of	exercise	fair value per	contractual	intrinsic
	options	price	share	year	value
		US$	US$	(Years)	US$

Outstanding, January 1, 2023	41,350	0.40	0.97	0.81	—
Granted	—	—	—	—	—
Expired	(41,350)	0.40	0.97	—	—
Exercised	—	—	—	—	—
Outstanding, December 31, 2023	—	—	—	—	—
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Exercised	—	—	—	—	—
Outstanding, June 30, 2024 (unaudited)	—	—	—	—	—
Vested and expected to vest at June 30, 2024 (unaudited)	—	—	—	—	—
Exercisable at June 30, 2024 (unaudited)	—	—	—	—	—

Schedule of share-based compensation expenses relating to options and restricted shares granted to employees, consultants and directors

	For the six months ended June 30, 2023
	Employees	Directors	Total
	US$	US$	US$

Cost of revenue	180	—	180
General and administrative expenses	496	52	548
Service development expenses	26	—	26

	702	52	754

	For the six months ended June 30, 2024
	Employees	Directors	Total
	US$	US$	US$

Cost of revenue	172	—	172
General and administrative	754	—	754
Service development	69	—	69

	995	—	995

Summary of warrants activity and related information

			Weighted
			Average
	Class A	Weighted Average	Remaining	Aggregate
	Ordinary Shares	Exercise Price	Contractual Life	Intrinsic Value
		US$	(Years)	US$
Outstanding, January 1, 2023	731,333,300	0.17	3.07	—
Granted	—	—	—	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, December 31, 2023	731,333,300	0.17	2.07	—
Granted	—	—	—	—
Forfeited	—	—	—	—
Exercised	(500,000)	0.06	—	—
Outstanding, June 30, 2024 (unaudited)	730,833,300	0.17	1.57	—
Vested and expected to vest at June 30, 2024 (unaudited)	730,833,300	0.17	1.57	—
Exercisable at June 30, 2024 (unaudited)	730,833,300	0.17	1.57	—

Restricted shares granted to employees and directors
Share-based Compensation Arrangement by Share-based Payment Award
Schedule of restricted shares granted to employees and directors

Weighted
average
		grant date	Aggregated
	Number of	fair value per	intrinsic
	options	share	value
		US$	US$

Outstanding, January 1, 2023	—	—	—
Granted	87,737,000	0.02	1,955
Forfeited	—	—	—
Exercised	(47,419,000)	0.02	754
Outstanding, December 31, 2023	40,318,000	0.03	2,032
Granted	—	—	—
Forfeited	—	—	—
Exercised	(40,318,000)	0.03	1,201
Outstanding, June 30, 2024 (unaudited)	—	—	—